14. Stock Options (Details Narrative)	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares shares
Accrued expense | $	$ 135,600
Key Officer [Member]
Number of stock option granted	600,000
Description of vesting rights	Vested on a pro rata basis at 25,000 shares per month for twenty-four (24) months.
Chief Operating Officer [Member]
Number of stock option granted	300,000
Description of exercise price	Exercise price of 50% of the current last ten (10) day stock average per share
Weighted average grant date value | $ / shares	$ 0.226
Number of common shares to supersede	3,000,000